ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. BOND INDEX FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 19.8%
FINANCIAL INSTITUTIONS 8.0%
Banking 3.4%
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	4
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	250
Bank of America, 3.375%, 2/17/09	250	251
Bank of America, 4.875%, 1/15/13	100	102
Bank of America, 6.00%, 9/1/17	150	156
Bank of America, 7.40%, 1/15/11	110	119
Bank of New York, 4.95%, 11/1/12	325	335
BB&T, 4.75%, 10/1/12	95	96
BB&T, 5.25%, 11/1/19	200	195
Charter One Bank, 6.375%, 5/15/12	200	214
Chase Manhattan, 7.875%, 6/15/10	65	71
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	245
Citigroup, 5.625%, 8/27/12	500	521
Citigroup, 5.85%, 7/2/13	300	316
Citigroup, 5.875%, 2/22/33	475	445
Citigroup, 6.00%, 2/21/12	13	14
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	261
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	152
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	202
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	227
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	206
First Union National Bank, 5.80%, 12/1/08	100	101
First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	244
HSBC Bank USA, 5.875%, 11/1/34	550	500
HSBC Holdings, 5.25%, 12/12/12	100	102
HSBC Holdings, 7.50%, 7/15/09	100	106
JPMorgan Chase, 4.875%, 3/15/14	210	210
JPMorgan Chase, 5.75%, 1/2/13	130	136
JPMorgan Chase, 6.00%, 1/15/18	300	314
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	282
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	226
KeyBank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 3.80%, 2/8/08	150	150
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	21
National City, 5.75%, 2/1/09	100	102
National Westminster Bank, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	11
PNC Bank, 4.875%, 9/21/17	250	238
PNC Bank, 5.125%, 12/14/10	125	130
Regions Financial, 6.375%, 5/15/12	100	105
Royal Bank of Canada, 3.875%, 5/4/09	150	150
Royal Bank of Scotland, 5.00%, 10/1/14	125	126
Sovereign Bancorp, 4.80%, 9/1/10	150	147
SunTrust Bank, 5.45%, 12/1/17	130	130
Synovus Financial, 4.875%, 2/15/13	90	86
U.S. Bank, 4.95%, 10/30/14	200	200
U.S. Bank, 6.375%, 8/1/11	150	161
Wachovia, 5.50%, 8/1/35	250	220
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	147
Wells Fargo, 4.20%, 1/15/10	150	152
Wells Fargo, 5.00%, 11/15/14	205	205
Wells Fargo, 5.125%, 9/1/12	350	361
World Savings Bank, 4.125%, 12/15/09	100	101
		9,591
Brokerage 1.7%
Ameriprise Financial, 5.35%, 11/15/10	85	87
Bear Stearns Companies, 2.875%, 7/2/08	8	8
Bear Stearns Companies, 4.50%, 10/28/10	200	198
Franklin Resources, 3.70%, 4/15/08	20	20
Goldman Sachs, 3.875%, 1/15/09	85	86
Goldman Sachs, 5.625%, 1/15/17	400	402
Goldman Sachs, 6.60%, 1/15/12	657	707
Goldman Sachs, 6.75%, 10/1/37	155	152
Goldman Sachs, 6.875%, 1/15/11	7	8
Goldman Sachs Capital I, 6.345%, 2/15/34	50	46
Jefferies Group, 5.875%, 6/8/14	80	80
Jefferies Group, 6.25%, 1/15/36	200	178
Lehman Brothers, 3.95%, 11/10/09	300	299
Lehman Brothers, 4.25%, 1/27/10	200	199
Lehman Brothers, 4.80%, 3/13/14	125	119
Lehman Brothers, 5.625%, 1/24/13	275	280
Merrill Lynch, 4.125%, 1/15/09	150	150
Merrill Lynch, 5.00%, 1/15/15	200	193
Merrill Lynch, 6.22%, 9/15/26	100	92
Merrill Lynch, 6.40%, 8/28/17	400	411
Merrill Lynch, 6.875%, 11/15/18	65	68
Morgan Stanley, 4.75%, 4/1/14	675	651
Morgan Stanley, 5.625%, 1/9/12	250	260
Morgan Stanley, 6.25%, 8/9/26	175	172
Morgan Stanley, 6.75%, 4/15/11	8	9
		4,875
Finance Companies 1.4%
American Express Credit, 5.30%, 12/2/15	250	255
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	95
Capital One Bank, 6.50%, 6/13/13	300	288
CIT Group, 5.00%, 2/1/15	200	169
CIT Group, 5.40%, 1/30/16	150	124
Countrywide Financial, 6.25%, 5/15/16	86	72
Countrywide Home Loans, 6.25%, 4/15/09	15	14
GE Capital, 3.125%, 4/1/09	350	350
GE Capital, 4.125%, 9/1/09	600	609
GE Capital, 5.25%, 10/19/12	525	548
GE Capital, 6.00%, 6/15/12	500	533
GE Capital, 7.375%, 1/19/10	9	10
Household Finance, 4.75%, 7/15/13	9	9
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
International Lease Finance, 4.875%, 9/1/10	350	355
International Lease Finance, 6.375%, 3/15/09	425	436
		3,890
Insurance 1.2%
ACE INA Holdings, 5.70%, 2/15/17	150	152
Aflac, 6.50%, 4/15/09	100	104
Allstate, 6.125%, 12/15/32	150	146
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	11
Allstate, 7.50%, 6/15/13	2	2
American General, 7.50%, 8/11/10	100	108
Genworth Financial, 6.50%, 6/15/34	100	99
Hartford Financial Services, 4.75%, 3/1/14	200	195
John Hancock Financial Services, 5.625%, 12/1/08	100	102
MetLife, 5.375%, 12/15/12	400	415
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	103
Principal Life Income Funding, 5.30%, 12/14/12	250	258
Prudential Financial, 5.40%, 6/13/35	375	321
Safeco, 4.875%, 2/1/10	150	152
TIAA Global Markets, 5.125%, 10/10/12 (1)	250	262
Travelers, 6.25%, 6/15/37	225	221
UnitedHealth Group, 3.75%, 2/10/09	100	100
WellPoint, 5.00%, 1/15/11	330	335
Willis North America, 6.20%, 3/28/17	200	197
		3,286
Real Estate Investment Trusts 0.3%
Arden Realty, 5.25%, 3/1/15	115	115
AvalonBay Communities, 5.75%, 9/15/16	110	103
ERP Operating, 5.25%, 9/15/14	125	117
ERP Operating, 5.375%, 8/1/16	105	96
Reckson Operating, 6.00%, 3/31/16	175	159
Regency Centers, 5.875%, 6/15/17	225	210
Simon Property Group, 5.75%, 12/1/15	150	145
		945
Total Financial Institutions		22,587
INDUSTRIAL 9.4%
Basic Industry 0.7%
Barrick Gold, 5.80%, 11/15/34	200	185
BHP Finance, 5.00%, 12/15/10	175	180
Dow Chemical, 5.97%, 1/15/09	150	154
Du Pont EI de Nemours, 5.00%, 1/15/13	150	156
Du Pont EI de Nemours, 5.25%, 12/15/16	200	203
Du Pont EI de Nemours, 5.875%, 5/11/09	65	67
Inco, 7.75%, 5/15/12	100	111
International Paper Company, STEP, 5.85%, 10/30/12	73	76
Lubrizol, 4.625%, 10/1/09	100	101
Lubrizol, 5.50%, 10/1/14	200	198
Praxair, 5.25%, 11/15/14	350	368
Praxair, 6.375%, 4/1/12	104	112
Praxair, 6.50%, 3/1/08	5	5
Vale Overseas, 6.875%, 11/21/36	60	56
		1,972
Capital Goods 1.2%
Boeing, 6.125%, 2/15/33	50	53
Boeing Capital, 6.10%, 3/1/11	350	373
Caterpillar Financial Services, 3.45%, 1/15/09	100	100
Caterpillar Financial Services, 4.50%, 9/1/08	150	151
Caterpillar Financial Services, 4.75%, 2/17/15	175	172
CRH America, 6.40%, 10/15/33	75	66
Emerson Electric, 4.50%, 5/1/13	255	261
Honeywell, 6.625%, 6/15/28	5	5
Honeywell International, 6.125%, 11/1/11	175	188
Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	213
John Deere Capital, 4.375%, 3/14/08	150	150
John Deere Capital, 4.95%, 12/17/12	250	260
John Deere Capital, 5.35%, 1/17/12	300	315
Lockheed Martin, 6.15%, 9/1/36	100	102
Lockheed Martin, 7.65%, 5/1/16	250	291
Lockheed Martin, 7.75%, 5/1/26	50	60
Northrop Grumman, 7.125%, 2/15/11	200	219
Raytheon, 7.20%, 8/15/27	200	226
United Technologies, 7.50%, 9/15/29	255	310
		3,515
Communications 2.5%
Airtouch Communications, 6.65%, 5/1/08	10	10
Alltel, 6.50%, 11/1/13	5	4
Alltel, 7.00%, 3/15/16	11	8
America Movil, 4.125%, 3/1/09	100	100
America Movil, 5.50%, 3/1/14	350	349
America Movil, 5.625%, 11/15/17	100	98
AT&T, 4.95%, 1/15/13	400	410
AT&T, 5.10%, 9/15/14	825	833
AT&T Broadband, 8.375%, 3/15/13	466	530
AT&T Wireless, 7.875%, 3/1/11	300	330
AT&T Wireless, 8.75%, 3/1/31	100	125
BellSouth, 6.875%, 10/15/31	21	22
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.875%, 2/23/09	150	154
Comcast, 6.95%, 8/15/37	90	93
Cox Communications, 6.75%, 3/15/11	100	106
Cox Communications, 7.125%, 10/1/12	150	163
France Telecom, STEP, 7.75%, 3/1/11	400	437
GTE Corporation, 6.94%, 4/15/28	15	16
News America, 6.15%, 3/1/37	125	119
News America, 7.25%, 5/18/18	150	164
Rogers Wireless, 6.375%, 3/1/14	300	308
Sprint Capital, 6.875%, 11/15/28	155	131
Sprint Capital, 6.90%, 5/1/19	295	266
Sprint Capital, 7.625%, 1/30/11	75	75
Telecom Italia Capital, 4.00%, 11/15/08	100	100
Telecom Italia Capital, 5.25%, 11/15/13	250	250
Telefonica Emisiones, 5.855%, 2/4/13	250	262
Telefonos de Mexico, 4.75%, 1/27/10	245	246
Time Warner Cable, 5.85%, 5/1/17	225	226
Time Warner Entertainment, 7.25%, 9/1/08	100	102
Time Warner Entertainment, 8.375%, 3/15/23	450	516
Verizon Communications, 5.55%, 2/15/16	100	102
Verizon Global Funding, 7.25%, 12/1/10	100	109
Verizon New England, 6.50%, 9/15/11	20	21
Vodafone Airtouch, 7.875%, 2/15/30	10	12
Vodafone Group, 5.625%, 2/27/17	150	151
		6,953
Consumer Cyclical 1.4%
Costco Wholesale, 5.50%, 3/15/17	200	207
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	124
Dayton Hudson, 5.875%, 11/1/08	1	1
Disney, 6.375%, 3/1/12	350	379
Federated Department Stores, 5.35%, 3/15/12	250	242
Harrah's Operating, 5.50%, 7/1/10	150	135
Home Depot, 5.40%, 3/1/16	200	192
J.C. Penney, 7.125%, 11/15/23	175	181
Lennar, 5.60%, 5/31/15	150	118
Lennar, 7.625%, 3/1/09	100	95
Lowe's Companies, 5.00%, 10/15/15	250	248
McDonald's, 5.30%, 3/15/17	125	126
Pulte Homes, 5.20%, 2/15/15	200	172
Target, 5.40%, 10/1/08	10	10
Target, 5.875%, 3/1/12	100	106
Target, 5.875%, 7/15/16	250	253
Toyota Motor Credit, 4.25%, 3/15/10	350	359
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Viacom, 6.25%, 4/30/16	215	218
Wal-Mart Stores, 5.25%, 9/1/35	150	132
Wal-Mart Stores, 6.875%, 8/10/09	450	473
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		3,801
Consumer Non-Cyclical 1.4%
Amgen, 4.00%, 11/18/09	125	126
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	103
Bristol-Myers Squibb, 6.80%, 11/15/26	6	7
Bunge Finance, 5.90%, 4/1/17	200	200
Bunge Limited Finance, 5.10%, 7/15/15	115	113
Coca-Cola, 5.35%, 11/15/17	285	300
Coca-Cola Enterprises, 6.75%, 1/15/38	8	9
Coca-Cola Enterprises, 7.125%, 8/1/17	15	17
Coca-Cola Enterprises, 8.50%, 2/1/12	15	17
Coors Brewing, 6.375%, 5/15/12	14	15
Diageo Capital, 5.20%, 1/30/13	225	232
Fortune Brands, 5.125%, 1/15/11	120	120
Fortune Brands, 6.25%, 4/1/08	200	201
Genentech, 4.40%, 7/15/10	60	61
General Mills, 5.70%, 2/15/17	200	204
Hospira, 4.95%, 6/15/09	400	407
Kellogg, 5.125%, 12/3/12	100	104
Kellogg, 7.45%, 4/1/31	100	116
Kraft Foods, 4.00%, 10/1/08	150	151
Medtronic, 4.375%, 9/15/10	210	215
Newell Rubbermaid, 4.625%, 12/15/09	35	35
PepsiAmericas, 4.875%, 1/15/15	125	122
PepsiCo, 4.65%, 2/15/13	200	209
Procter & Gamble, 6.875%, 9/15/09	350	373
SABmiller, 6.20%, 7/1/11 (1)	225	242
Wyeth, 5.95%, 4/1/37	200	196
		3,900
Energy 1.3%
Amerada Hess, 7.875%, 10/1/29	200	238
Apache, 6.00%, 1/15/37	200	200
Baker Hughes, 6.00%, 2/15/09	150	154
Canadian Natural Resources, 6.25%, 3/15/38	450	425
ConocoPhillips, 5.90%, 10/15/32	250	257
Devon Financing, 6.875%, 9/30/11	110	120
Devon Financing, 7.875%, 9/30/31	80	97
EnCana, 4.60%, 8/15/09	250	253
EnCana, 5.90%, 12/1/17	230	238
EOG Resources, 5.875%, 9/15/17	175	186
Marathon Oil, 6.00%, 10/1/17	250	260
Marathon Oil, 6.60%, 10/1/37	90	93
Occidental Petroleum, 6.75%, 1/15/12	300	331
Petro-Canada, 5.95%, 5/15/35	200	187
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	147
Texaco Capital, 5.50%, 1/15/09	5	5
Transocean, 7.50%, 4/15/31	150	165
Valero Energy, 6.125%, 6/15/17	200	204
Vastar Resources, 6.50%, 4/1/09	4	4
XTO Energy, 4.90%, 2/1/14	100	99
		3,689
Technology 0.4%
Cisco Systems, 5.50%, 2/22/16	175	181
Hewlitt-Packard, 5.40%, 3/1/17	150	154
IBM, 3.80%, 2/1/08	95	95
IBM, 4.25%, 9/15/09	100	102
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	127
Motorola, 8.00%, 11/1/11	75	81
National Semiconductor, 6.15%, 6/15/12	100	105
Oracle, 5.00%, 1/15/11	250	256
Xerox, 5.50%, 5/15/12	50	51
		1,175
Transportation 0.5%
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	91
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	97
Canadian National Railway, 6.25%, 8/1/34	95	96
FedEx, 9.65%, 6/15/12	200	239
Norfolk Southern, 5.59%, 5/17/25	48	45
Norfolk Southern, 7.25%, 2/15/31	52	57
Norfolk Southern, 7.70%, 5/15/17	200	232
Southwest Airlines, 6.50%, 3/1/12	75	79
Union Pacific, 6.65%, 1/15/11	350	378
		1,314
Total Industrial		26,319
UTILITY 2.4%
Electric 1.6%
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	102
American Electric Power, 5.375%, 3/15/10	150	154
Appalachian Power, 3.60%, 5/15/08	200	200
Black Hills, 6.50%, 5/15/13	50	53
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	110
Consolidated Edison, Series B, 7.50%, 9/1/10	105	115
Florida Power, 6.35%, 9/15/37	170	182
Georgia Power, 5.25%, 12/15/15	200	202
Jersey Central Power & Light, 5.65%, 6/1/17	200	201
MidAmerican Energy, 6.125%, 4/1/36	170	170
National Rural Utilities, 4.375%, 10/1/10	300	306
NiSource Finance, 7.875%, 11/15/10	200	217
Northern States Power, 5.25%, 7/15/35	145	131
NStar Electric, 4.875%, 4/15/14	100	100
Pacific Gas & Electric, 3.60%, 3/1/09	400	402
Pacific Gas & Electric, 5.625%, 11/30/17	150	155
PacifiCorp, 6.25%, 10/15/37	90	93
PECO Energy, 5.95%, 10/1/36	150	148
PPL Capital Funding, 4.33%, 3/1/09	175	176
PPL Energy Supply, 6.40%, 11/1/11	50	53
Progress Energy, 7.10%, 3/1/11	100	108
Public Service Company of Colorado, 7.875%, 10/1/12	150	171
Public Service Electric & Gas, 5.70%, 12/1/36	180	175
Southern California Edison, 4.65%, 4/1/15	200	200
Tampa Electric, 6.15%, 5/15/37	200	201
Virginia Electric & Power, 6.00%, 5/15/37	250	248
West Penn Power Company, 5.95%, 12/15/17 (1)	200	205
		4,584
Natural Gas 0.8%
Boardwalk Pipelines, 5.50%, 2/1/17	300	295
Buckeye Partners, 6.05%, 1/15/18	140	142
Consolidated Natural Gas, 5.00%, 3/1/14	200	198
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Enbridge, 4.90%, 3/1/15	150	144
Enbridge, 5.80%, 6/15/14	85	87
Enterprise Products Operations, 4.95%, 6/1/10	300	305
Kinder Morgan Finance, 5.70%, 1/5/16	175	158
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	200
San Diego Gas & Electric, 6.125%, 9/15/37	170	178
Southern California Gas, 5.75%, 11/15/35	140	137
Spectra Energy Capital, 4.37%, 3/1/09	400	400
		2,260
Total Utility		6,844

Total Corporate Bonds (Cost $55,486)		55,750
ASSET-BACKED SECURITIES 2.6%
Car Loan 1.0%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70	72

Harley Davidson Motorcycle Trust
Series 2003-2, Class A2
2.07%, 2/15/11	92	92

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	825	845

Nissan Auto Receivables Owner Trust
Series 2005-B, Class A4
4.18%, 10/15/10	700	704

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	250	254

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	150	150

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	350	354

Whole Auto Loan Trust
Series 2004-1, Class A4
3.26%, 3/15/11	373	374

		2,845

Credit Card 1.6%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	400	406

Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	375	385

Capital One Multi-Asset Execution Trust
Series 2006-A2, Class A
4.85%, 11/15/13	1,300	1,344
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
4.526%, 4/15/13	415	387

Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13	375	386

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	550	567

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
4.536%, 6/15/13	550	501

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	575	584

		4,560

Total Asset-Backed Securities (Cost $7,310)		7,405

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.1%
Commercial Mortgage Backed Securities 6.1%
American Tower Trust
Series 2007-1A, Class AFX, CMO
5.42%, 4/15/37 (1)	500	510

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	500	487

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	1,200	1,195

Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	350	362

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	1,100	1,078
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	343	342

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225	217

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	625	612

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	171	170

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	903	924

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	450	453

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	1,162	1,163

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	575	575

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	500	512

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	400	400

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	236	246

GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO
6.079%, 5/15/33	21	22

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	400	428
GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	248	249

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	1,200	1,194

JPMorgan Chase Commercial Mortgage Finance
Series 2000-C10, Class A2, CMO
7.371%, 8/15/32	115	122

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	276	291

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	375	368

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	475	477

JPMorgan Chase Commercial Mortgage Securities
Series 2007-LD11, Class A4, CMO, VR
6.007%, 6/15/49	750	767

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	346	345

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	875	864

LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	1,025	1,018

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO, VR
6.077%, 6/11/49	975	1,003

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO, VR
5.803%, 6/11/42	550	556
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	200	215
Total Non-U.S. Government Mortgage-Backed Securities (Cost $17,144)		17,165

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 36.5%
U.S. Government Agency Obligations 35.4% (2)
Federal Home Loan Mortgage
4.50%, 5/1/19 - 4/1/35	887	872
5.00%, 10/1/18 - 5/1/36	5,298	5,309
5.50%, 3/1/18 - 10/1/37	11,382	11,551
6.00%, 12/1/13 - 10/1/37	7,048	7,241
6.50%, 4/1/16 - 1/1/36	2,146	2,236
7.00%, 11/1/30 - 6/1/32	29	31
7.50%, 4/1/15	4	4
Federal Home Loan Mortgage, ARM
4.643%, 7/1/35	463	467
4.70%, 2/1/35	697	706
5.354%, 4/1/37	1,799	1,832
5.38%, 2/1/37	691	706
5.98%, 12/1/36	1,473	1,522
6.001%, 11/1/36	740	763
Federal National Mortgage Assn.
4.00%, 5/1/19 - 12/1/20	1,106	1,091
4.50%, 5/1/18 - 9/1/34	5,243	5,255
5.00%, 12/1/08 - 10/1/35	14,510	14,584
5.50%, 1/1/17 - 11/1/37	18,980	19,318
6.00%, 5/1/21 - 10/1/37	13,513	13,893
6.50%, 4/1/15 - 11/1/37	5,773	6,000
7.00%, 7/1/10 - 11/1/36	463	489
7.50%, 10/1/25 - 5/1/31	38	41
8.00%, 3/1/31	51	55
Federal National Mortgage Assn., ARM
4.587%, 7/1/35	559	565
5.038%, 1/1/37	457	467
5.45%, 9/1/37	518	529
5.542%, 7/1/36	708	727
5.798%, 9/1/37	574	593
5.983%, 9/1/36	447	462
Federal National Mortgage Assn., TBA, 6.00%, 1/1/34	2,575	2,642
		99,951
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
4.50%, 3/20/34	360	351
5.00%, 7/15/33 - 9/15/33	1,311	1,316
5.50%, 8/15/35	539	551
6.00%, 7/15/16 - 2/15/36	422	438
6.50%, 5/15/16 - 12/20/33	72	75
7.00%, 3/15/13 - 6/15/31	92	96
7.50%, 11/15/12 - 1/15/32	158	169
8.00%, 1/15/26	32	35
		3,031
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $100,662)		102,982
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 30.9%
U.S. Government Agency Obligations 9.1% (2)
Federal Farm Credit Bank, 5.75%, 1/18/11	300	325
Federal Home Loan Bank, 2.75%, 3/14/08	500	500
Federal Home Loan Bank, 3.75%, 8/18/09	1,900	1,930
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,552
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,183
Federal Home Loan Bank, 5.375%, 5/18/16	2,100	2,298
Federal Home Loan Bank, 5.60%, 6/28/11	185	201
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	777
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	525
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,312
Federal Home Loan Mortgage, 4.625%, 2/21/08	275	275
Federal Home Loan Mortgage, 5.125%, 10/15/08	1,700	1,729
Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,006
Federal Home Loan Mortgage, 5.75%, 3/15/09	1,100	1,136
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	875
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	386
Federal National Mortgage Assn., 4.125%, 4/15/14	400	412
Federal National Mortgage Assn., 5.25%, 1/15/09	1,060	1,083
Federal National Mortgage Assn., 5.25%, 8/1/12	115	123
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,404
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,625
Federal National Mortgage Assn., 6.00%, 5/15/11	355	390
Federal National Mortgage Assn., 6.25%, 5/15/29	342	407
Federal National Mortgage Assn., 6.625%, 9/15/09	100	106
Federal National Mortgage Assn., 6.625%, 11/15/30	500	625
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,101
Federal National Mortgage Assn., 7.25%, 1/15/10	740	804
President and Fellows of Harvard College, 3.70%, 4/1/13	300	301
Tennessee Valley Authority, 4.75%, 8/1/13	200	214
		25,605
U.S. Treasury Obligations 21.8%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,605	2,666
U.S. Treasury Bonds, 5.25%, 2/15/29	314	352
U.S. Treasury Bonds, 5.375%, 2/15/31	17	19
U.S. Treasury Bonds, 5.50%, 8/15/28	146	168
U.S. Treasury Bonds, 6.00%, 2/15/26	3,010	3,645
U.S. Treasury Bonds, 6.125%, 11/15/27	543	671
U.S. Treasury Bonds, 6.25%, 8/15/23	2,605	3,205
U.S. Treasury Bonds, 6.25%, 5/15/30	163	207
U.S. Treasury Bonds, 6.50%, 11/15/26	100	128
U.S. Treasury Bonds, 7.25%, 5/15/16	505	639
U.S. Treasury Bonds, 7.25%, 8/15/22	2,800	3,735
U.S. Treasury Bonds, 7.50%, 11/15/16	675	873
U.S. Treasury Bonds, 8.125%, 8/15/19	865	1,200
U.S. Treasury Bonds, 8.50%, 2/15/20	12	17
U.S. Treasury Bonds, 8.75%, 5/15/17	275	385
U.S. Treasury Bonds, 9.25%, 2/15/16	20	28
U.S. Treasury Bonds, 9.875%, 11/15/15	180	259
U.S. Treasury Notes, 2.125%, 1/31/10	2,200	2,198
U.S. Treasury Notes, 2.625%, 5/15/08	90	90
U.S. Treasury Notes, 2.625%, 3/15/09	745	749
U.S. Treasury Notes, 3.00%, 2/15/09	100	101
U.S. Treasury Notes, 3.125%, 4/15/09	735	744
U.S. Treasury Notes, 3.375%, 12/15/08	150	152
U.S. Treasury Notes, 3.375%, 9/15/09	50	51
U.S. Treasury Notes, 3.375%, 10/15/09	2,175	2,220
U.S. Treasury Notes, 3.50%, 8/15/09	2,255	2,302
U.S. Treasury Notes, 3.625%, 1/15/10	1,550	1,595
U.S. Treasury Notes, 3.625%, 12/31/12	2,600	2,701
U.S. Treasury Notes, 3.875%, 7/15/10	300	312
U.S. Treasury Notes, 3.875%, 9/15/10	75	78
U.S. Treasury Notes, 3.875%, 2/15/13	800	841
U.S. Treasury Notes, 4.00%, 6/15/09	1,125	1,154
U.S. Treasury Notes, 4.00%, 2/15/15	200	209
U.S. Treasury Notes, 4.125%, 8/31/12	6,400	6,784
U.S. Treasury Notes, 4.25%, 8/15/13	920	983
U.S. Treasury Notes, 4.25%, 11/15/13	1,795	1,919
U.S. Treasury Notes, 4.25%, 11/15/14	1,060	1,128
U.S. Treasury Notes, 4.25%, 8/15/15	3,990	4,227
U.S. Treasury Notes, 4.25%, 11/15/17	1,000	1,052
U.S. Treasury Notes, 4.50%, 3/31/12	1,475	1,585
U.S. Treasury Notes, 4.625%, 11/15/16	150	162
U.S. Treasury Notes, 4.625%, 2/15/17	1,450	1,566
U.S. Treasury Notes, 4.75%, 11/15/08	1,145	1,167
U.S. Treasury Notes, 4.75%, 2/15/10	245	258
U.S. Treasury Notes, 4.75%, 8/15/17	3,715	4,049
U.S. Treasury Notes, 5.00%, 8/15/11	1,305	1,420
U.S. Treasury Notes, 5.50%, 5/15/09	183	191
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	496	540
U.S. Treasury Notes, 6.00%, 8/15/09	159	168
U.S. Treasury Notes, 6.50%, 2/15/10	366	398
		61,394
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $82,692)		86,999
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.0%
Government Guaranteed 0.7%
Canada Mortgage & Housing, 2.95%, 6/2/08	100	100
Canada Mortgage & Housing, 4.80%, 10/1/10	350	364
KfW, 3.25%, 3/30/09	200	202
KfW, 4.875%, 1/17/17	300	319
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	477
Oesterreichische Kontrollbank, 2.875%, 3/15/11	500	504
		1,966
Government Sponsored 0.3%
Eksportfinans, 4.75%, 12/15/08	350	355
Eksportfinans, 5.00%, 2/14/12	250	266
Export Development Corporation, 4.50%, 10/25/12	350	369
		990
Local Authorities 0.6%
Hydro-Quebec, 7.50%, 4/1/16	100	119
Hydro-Quebec, 8.00%, 2/1/13	11	13
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4
Province of Manitoba, 7.50%, 2/22/10	104	113
Province of New Brunswick, 5.20%, 2/21/17	400	434
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	6
Province of Nova Scotia, 5.75%, 2/27/12	354	386
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	302
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	106
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	137
Province of Saskatchewan, 7.125%, 3/15/08	4	4
		1,667
Owned No Guarantee 0.3%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	233
Swedish Export Credit, 4.875%, 9/29/11	385	406
Swedish Export Credit, 5.125%, 3/1/17	200	213
		852
Sovereign 0.5%
Government of Canada, 5.25%, 11/5/08	12	12
Republic of Chile, 5.50%, 1/15/13	80	84
Republic of Italy, 3.25%, 5/15/09	300	300
Republic of Italy, 4.50%, 1/21/15	200	210
Republic of Italy, 5.625%, 6/15/12	8	9
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	106
Republic of South Korea, 8.875%, 4/15/08	100	101
United Mexican States, 6.375%, 1/16/13	100	108
United Mexican States, 7.50%, 1/14/12	100	112
United Mexican States, 8.00%, 9/24/22	300	370
United Mexican States, 11.375%, 9/15/16	100	144
		1,562
Supranational 0.6%
Asian Development Bank, 4.125%, 9/15/10	250	259
European Investment Bank, 2.875%, 3/15/13	250	246
European Investment Bank, 4.625%, 5/15/14	250	263
European Investment Bank, 5.125%, 9/13/16	400	435
Inter-American Development Bank, 3.375%, 3/17/08	5	5
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	114
International Bank for Reconstruction & Development
3.625%, 5/21/13	250	257
		1,584

Total Foreign Government Obligations & Municipalities (Cost $8,196)		8,621
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	6,931	6,931
Total Short-Term Investments (Cost $6,931)		6,931

Total Investments in Securities
101.4% of Net Assets (Cost $278,421)		$285,853

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,029 and represents 0.7% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Seven-day yield
(4)	Affiliated Companies
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $2,642 (0.9% of net assets)
at period-end - see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end.

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 49	$ 6,931	$ 7,190
Totals			$ 49	$ 6,931	$ 7,190

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$6,931
Dividend income	49
Interest income	-
Investment income	$49
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price U.S. Bond Index Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $278,421,000. Net unrealized gain aggregated $7,432,000 at period-end, of which $8,595,000 related to appreciated investments and $1,163,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008